Debt and Capital Structure - Schedule Remaining Principal Amounts of Canadian Dollar Denominated Unsecured Notes (Details) $ in Millions, $ in Billions	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 7.4
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 8,537		$ 12,113
Long-Term Debt | Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 2,000		2,750
3.55% due March 12, 2025 | Long-Term Debt | Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.55%
Total debt principal	$ 0		750
3.60% due March 10, 2027 | Long-Term Debt | Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.60%
Total debt principal	$ 750		750
3.50% due February 7, 2028 | Long-Term Debt | Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.50%
Total debt principal	$ 1,250		$ 1,250